Earnings per share - Schedule of Profit Loss Attributable to the Owners of the Parent for Calculating Basic Earnings Per Share (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of profit loss attributable to the owners of the parent for calculating basic earnings per share [line items]
Profit / (loss) attributable to owners of the parent		€ (95)	€ 15	€ (905)
Assumed coupon on Perpetual Bond (net of tax)		(11)	€ (15)	(36)
Total		(106)		(941)
Class A Shares [Member]
Disclosure of profit loss attributable to the owners of the parent for calculating basic earnings per share [line items]
Total	[1]	(88)		(781)
Class B Shares [Member]
Disclosure of profit loss attributable to the owners of the parent for calculating basic earnings per share [line items]
Total	[2]	€ (18)		€ (160)

[1]	Calculated as 83% of adjusted loss attributable to owners of the parent, based on the weight of the Class A weighted average number of shares out of the total shares.
[2]	Calculated as 17% of adjusted loss attributable to owners of the parent, based on the weight of the Class B weighted average number of shares out of the total shares.